Shareholders' equity - Share capital, narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity
Aggregate subscription price				$ 245,115
Number of shares may acquire	2,000,000
Value of shares purchased			$ 4,127	$ 1,679
Share Capital
Shareholders' equity
Additional shares issued from Treasury				20,289,323
Aggregate subscription price				$ 245,115
Number of shares purchased			(351,144)	(155,978)
Value of shares purchased			$ 2,819	$ 1,253
IPO
Shareholders' equity
Number of shares issued		20,289,323
Gross proceeds		$ 263,761
Gross proceeds net of underwriter fees and various issue costs		245,115
Underwriter fees and various issue costs		$ 18,646